14. STOCK HOLDERS' EQUITY (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Stock Holders Equity Tables
Assumptions used to derive the value of the warrants

At the times the Series B Warrants were issued, the following assumptions were used to derive the value of the warrants using the Black-Scholes pricing model:

Stock price	13.75
Risk-free interest rate	1.81%
Expected dividend yield	0.00%
Expected term (in years)	4.8
Expected volatility	171%

Warrants outstanding

The following table summarizes information about warrants outstanding December 31, 2013:

Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants In Months	Date of Expiration
$5.00	10,600	58	10/31/2018
$1.00	973,000	31	7/31/2016
$1.04	983,600	31.3

The following table summarizes information about warrants outstanding as of September 30, 2014:

	Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants in Months	Date of Expiration
Series A Warrants	$10.00	973,000	22	7/31/2016
Series B Warrants	5.00	42,700	49	10/31/2018
Series C Warrants	4.00	1,400,000	28	1/21/2017
	$6.43	2,415,700	26

Common stock issued and outstanding

At December 31, 2013, the Company had 15,137,200 shares of its common stock issued and outstanding.

	Common Stock	Warrants
June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400	13,373,000	973,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent	-	10,600
December 31, 2013	15,137,200	983,600

The following table summarizes the changes in shares of common stock and warrants issued and outstanding for the nine months ended September 30, 2014:

	Common Stock	Warrants
Balance at December 31, 2013	15,137,200	983,600
Re-acquired shares of common stock	(1,750,000)	-
Warrants issued to Full Circle for $500,000 consideration – Series C Warrants	-	1,400,000
Warrants issued to placement agent – Series B Warrants	-	32,100
Shares issued for services	200,000	-
Issued in settlement of $485,000 convertible notes payable and accrued interest of $3,669	97,773	-
Balance at September 30, 2014	13,684,933	2,415,700